Long-term investments	12 Months Ended
Dec. 31, 2022
Long-term investments
Long-term investments

9. Long-term investments

The Company’s long-term investments consisted of the following:

	December 31,	December 31,
	2021	2022
Equity investments:
Equity method investments (i)	820,294	1,325,800
Equity securities without readily determinable fair value (ii)	237,920	101,536
Equity securities with readily determinable fair value	20,446	48,290
Debt investments:
Held-to-maturity debt securities – time deposit (iii)	1,300,000	3,231,924
Available-for-sale debt securities (iv)	680,723	1,648,861
Total	3,059,383	6,356,411

(i) Equity method investments

In August 2020, the Group and three other third party investors jointly established the Battery Asset Company. The Group invested RMB200,000 in the Battery Asset Company and held 25% of the Battery Asset Company’s equity interests. In December 2020, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB640,000 by those investors. In 2021, the Group invested an additional RMB270,000 and owned approximately 19.8% equity interests of the Battery Asset Company. In July 2022, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB40,000 by those investors. As of December 31, 2022, the Group owns approximately 19.4% equity interests of the Battery Asset Company. The Group, as a major shareholder of the Battery Asset Company, is entitled to appoint one out of eight directors in the Battery Asset Company’s board of directors and can exercise significant influence over the Battery Asset Company. Therefore, the investment in the Battery Asset Company is accounted for using the equity method of accounting.

In November 2021, the Group purchased an equity investment in an investment fund held by Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd. (“Weilan”), a company controlled by the principal shareholder (and Chief Executive Officer) of the Company (Note 26), with the total consideration of RMB50,000. As at the date of purchase, such investment was recorded at fair value of RMB68,535 with the excessive amount of RMB18,535 over the purchase consideration of RMB50,000 being recorded as an additional paid in capital contribution from the shareholder. The Group has ownership interest of 1.03% in this fund but has the ability to exercise significant influence over this fund through its capacity as a member of its investment committee which determines the investment strategies and makes investment decisions for this fund. Therefore, the Group accounts for this investment under equity method.

In April 2018, the Group and certain other third party investors jointly established a private company. The Group invested RMB112,500 and held 22.5% of its equity interests. The Group was entitled to appoint one out of five directors in its board of directors and could exercise significant influence over the private company. Therefore, the investment was accounted for under equity method. As of December 31, 2020, the carrying amount of the investment was nil due to the share of losses of the investee. In February 2021, with the dilution of the Group’s ownership in the investee to 4.5% as a result of a financing transaction completed by the investee which issued new shares to new investors, the Group, after taking into consideration unrecognized losses of the investee (any losses cumulatively in excess of carrying value), recognized a dilution gain of RMB104,653 in the share of income of equity investee as an indirect disposal with a like adjustment to the investment carrying amount. This gain became an addition to the Group’s new cost basis in this investment. Upon the completion of the financing transaction of the investee, the Group was no longer entitled to appoint director to this investee and hence lost the ability to exercise significant influence. As a result, the Group discontinued the equity method accounting and elected to account for this investment as an equity investment without a readily determinable fair value. Immediately following the discontinuation of the equity method accounting, the Group remeasured the investment at fair value of RMB133,767 with reference to the price of the financing and recorded a gain of RMB29,114.

In 2022, the Group invested in several private funds as a limited partner with a total amount of RMB192,723. The Group is not able to control the investment committee which determines the investment strategies and makes investment decisions for these funds, nor is the Group entitled to replace the general partner through kick-out rights. However, with certain voting rights the Group is entitled to exercise significant influence over the funds. Therefore, the Group accounts for these investments under equity method.

During the years ended December 31, 2020, 2021 and 2022, the Group recognized RMB66,030 of shares of loss of equity investees and RMB62,510 and RMB377,775 of shares of income of equity investees, respectively, from all of its equity method investments.

As of December 31, 2021 and 2022, none of the Group’s equity method investment, both individually or in aggregate, was considered as significant under Reg S-X Rules.

(ii) Equity securities without readily determinable fair value

	December 31,	December 31,
	2021	2022
Equity securities without readily determinable fair value:
Initial cost	143,209	9,477
Net cumulative fair value adjustments	94,711	92,059
Carrying value	237,920	101,536

The Group has certain equity investments which are measured under the measurement alternative. During the years ended December 31, 2020, 2021 and 2022, in addition to the transaction discussed above, the Group invested RMB5,442, RMB4,000 and RMB35 in equity securities without readily determinable fair value, respectively. In 2022, the Group disposed an investment in equity securities without readily determineable fair values for total consideration of RMB194,063, and recorded the relevant gain of RMB60,296 in investment income. The Group re-measured these investments based on recent financing transactions of these investees, which were considered as observable transactions, and recorded fair value gains of nil, RMB94,711 and loss of RMB2,652 in investment income during the year ended December 31, 2020, 2021 and 2022, respectively.

(iii) Held-to-maturity debt securities – time deposit

Held-to-maturity investments represent time deposits in commercial banks with maturities of more than one year with carrying amounts of RMB1.3 billion and RMB3.2 billion as of December 31, 2021 and 2022 respectively. As of December 31, 2021 and 2022, the weighted average maturities periods are 2.2 and 1.9 years, respectively.

(iv) Available-for-sale debt securities

	December 31,	December 31,
	2021	2022
Available-for-sale debt securities:
Initial cost	650,000	671,567
Net cumulative fair value adjustments	30,723	977,294
Carrying value	680,723	1,648,861

In July 2021, the Company, together with several third party investors, established a fund with total capital contributions of RMB650,000, among which the Group contributed RMB550,000. According to the fund agreement, the fund is established for the sole purpose of investing in a pre-determined private company and the Company is able to unilaterally determine the operation and investment strategy of the fund. Therefore, the Company consolidated the financial statements of the fund. The investments provided by other investors to the fund with amount of RMB100,000 are classified as non-controlling interest. The fund purchased a minority interest of a private company that was pre-determined with total consideration of RMB650,000. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income. In 2022, the Company entered into agreements with other third-party investors and disposed certain equity interests of this private company with the total consideration of RMB270,000 and recognized investment gain of RMB171,567, among which RMB4,652 were released from unrealized gains of other comprehensive income.

In July 2022, the Company invested in a private company with total consideration of RMB120,000. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income.

As of December 31, 2021 and 2022, the Company valued available-for-sale debt securities using a market approach by adopting a backsolve method which benchmarked to recent comparable financing transactions of these investments, and recognized a gain from the increase of the fair value of RMB30,723 and RMB946,571, respectively. After deducting the tax impact of RMB6,499 and RMB200,235, the Group recorded RMB24,224 and RMB746,336 in other comprehensive income, among which RMB4,727 and RMB151,299 was attributed to non-controlling interests.

No impairment charges were recognized for the years ended December 31, 2020, 2021 and 2022.